SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 18,724,190	$ 73,686,733	$ 2,195,954
Cost of sales	(17,178,241)	(72,532,882)	(958,438)
Gross Profit	1,545,949	1,153,851	1,237,516
Diamond Trading [Member]
Segment Reporting Information [Line Items]
Revenue	18,724,190	15,152,777
Cost of sales	(17,178,241)	(13,901,688)
Gross Profit	1,545,949	1,251,089
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Revenue		58,118,001	1,149,163
Cost of sales		(58,081,952)	(50,804)
Gross Profit		36,049	1,098,359
Information Service [Member]
Segment Reporting Information [Line Items]
Revenue		415,955	884,329
Cost of sales		(549,242)	(826,096)
Gross Profit		(133,287)	58,233
Interactive Toys Animation Series [Member]
Segment Reporting Information [Line Items]
Revenue			6,903
Cost of sales			(3,420)
Gross Profit			3,483
Interactive Toys Game Series [Member]
Segment Reporting Information [Line Items]
Revenue			155,559
Cost of sales			(78,118)
Gross Profit			$ 77,441